Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies
Schedule of the impact of correction

The impact of the correction is shown in the following table (in thousands):

	For the Six Months Ended June 30, 2014
Statement of Cash Flows	As Previously Reported	As Restated
Change in operating assets and liabilities: accounts receivable—JIB and other	$1,929	$(1,557)
Net cash provided by operating activities	177,047	173,561
Investment in property and equipment	(279,033)	(275,547)
Net cash used in investing activities	(131,514)	(128,028)

	For the Twelve Months Ended December 31,
	2014		2013		2012
Statement of Cash Flows	As Previously Reported	As Restated	As Previously Reported	As Restated	As Previously Reported	As Restated
	(in thousands)
Change in operating assets and liabilities:
accounts receivable—JIB and other	$(13,603)	$(18,897)	$(28,488)	$(18,002)	$(11,019)	$(3,249)
Net cash provided by operating activities	356,838	351,544	227,102	237,588	137,249	145,019
Investment in property and equipment	(561,691)	(556,397)	(573,734)	(584,220)	(422,332)	(430,102)
Net cash used in investing activities	(409,558)	(404,264)	(1,193,846)	(1,204,332)	(773,608)	(781,378)

Schedule of other noncurrent assets

	June 30,2015	December 31,2014
	(in thousands)
Deferred financing costs	$33,483	$37,807
Field inventory	5,911	5,713
Other	166	211

Other noncurrent assets	$39,560	$43,731

	At December 31,
	2014	2013
	(in thousands)
Deferred financing costs	$37,807	$44,706
Field equipment inventory	5,713	9,682
Other	211	209

Other noncurrent assets	$43,731	$54,597

Schedule of accrued liabilities

	June 30, 2015	December 31, 2014
	(in thousands)
Accrued oil and gas capital expenditures	$54,674	$76,398
Accrued revenue and royalty distributions	44,411	51,292
Accrued lease operating and workover expense	17,250	10,113
Accrued interest	23,567	21,521
Accrued taxes	4,427	4,226
Other	10,892	20,281

Accrued liabilities	$155,221	$183,831

	At December 31
	2014	2013
	(in thousands)
Accrued oil and gas capital expenditures	$76,398	$87,202
Accrued revenue and royalty distributions	51,292	64,370
Accrued lease operating and workover expense	10,113	8,279
Accrued interest	21,521	21,341
Accrued taxes	4,226	4,386
Other	20,281	18,803

Accrued liabilities	$183,831	$204,381